Post-retirement benefits - Summary of movement in net defined benefit liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (470)	$ (1,028)
Amounts recognised in income statement	(33)	(192)
Amounts recognised in other comprehensive income	(461)	578
Employer contributions	237	211	$ 464
Assets transferred to defined contribution section	(6)	(4)
Currency exchange rate gains/(losses)	10	(35)
Ending balance	(723)	(470)	$ (1,028)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	152
Amounts recognised in income statement	5
Amounts recognised in other comprehensive income	(468)
Employer contributions	205
Assets transferred to defined contribution section	(6)
Currency exchange rate gains/(losses)	17
Ending balance	(95)	152
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(622)
Amounts recognised in income statement	(38)
Amounts recognised in other comprehensive income	7
Employer contributions	32
Assets transferred to defined contribution section	0
Currency exchange rate gains/(losses)	(7)
Ending balance	$ (628)	$ (622)